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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.      100 William Street, Suite 200       Wellesley, MA 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:       October 31, 2011

Date of reporting period:     April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

New Century Capital
New Century Balanced
New Century Opportunistic
New Century International
New Century Alternative Strategies

SEMI-ANNUAL REPORT

Six Months Ended April 30, 2011

(Unaudited)

100 William Street, Suite 200, Wellesley MA 02481          781-239-0445         888-639-0102          Fax 781-237-1635

CONTENTS

PRESIDENT’S LETTER TO SHAREHOLDERS	2-3

NEW CENTURY PORTFOLIOS
New Century Capital Portfolio
Portfolio Information	4
Schedule of Investments	5-6
New Century Balanced Portfolio
Portfolio Information	7
Schedule of Investments	8-9
New Century Opportunistic Portfolio
Portfolio Information	10
Schedule of Investments	11
New Century International Portfolio
Portfolio Information	12
Schedule of Investments	13-14
New Century Alternative Strategies Portfolio
Portfolio Information	15
Schedule of Investments	16-17
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20-22
Financial Highlights	23-27
Notes to Financial Statements	28-38
About Your Portfolio’s Expenses	39-41

PRESIDENT’S LETTER TO SHAREHOLDERS	June 2011

Dear Fellow Shareholders:

We are pleased to present our Semi-Annual Report for the six-month period ended April 30, 2011. This Report contains important financial information for each of the New Century Portfolios. We also invite you to visit our website at www.newcenturyportfolios.com for additional information.

Over the six-month period ended April 30, 2011, both the domestic and international markets experienced continued volatility and, in particular, were impacted by the following major events: the unfortunate earthquake in Japan and its subsequent aftermath, increased unrest in the Middle East and North Africa, the European Union sovereign debt crisis, and the United States’ own looming federal deficit issues. Although the atmosphere has been challenging and global economic hurdles remain, U.S. and international equity markets produced solid double digit returns for the six-month period. After a brief correction in the summer of 2010, the equity markets began an upward trend which continued through the end of the year and into 2011. The S&P 500® Composite Index added 16.36% while the MSCI EAFE added 12.71% during the six-month period ending April 30, 2011. Despite positive results from the equity markets during the period, the economy continues to face strong headwinds in its pursuit for a full economic recovery. However, we remain optimistic about the equity markets given that, among other positive indicators, corporate valuations remain attractive and consumer sentiment has improved.

During the six-month period ended April 30, 2011, the New Century Capital Portfolio increased its large-cap exposure through the reduction to mid-cap and international positions. During the period, the New Century Capital Portfolio increased 16.16% as compared to the S&P 500® Composite Index which gained 16.36%.

The New Century Balanced Portfolio increased its equity allocation to 60%. This increase was the result of a tactical shift from government and corporate fixed income to the large-cap growth and energy sectors. During the period, the New Century Balanced Portfolio gained 11.89%, as compared to the S&P 500® Composite Index which gained 16.36% and the Barclays Capital Intermediate Government/Credit Index which declined 0.47%.

The New Century Opportunistic Portfolio favored large-cap, mid-cap and emerging markets while also retaining increased cash balances and reduced the Portfolio’s health care and small-cap allocation. During the period, the New Century Opportunistic Portfolio gained 15.60% as compared to the Russell 3000 Growth Index which increased 17.77%.

The New Century International Portfolio remained diversified among all geographic regions while maintaining a tactical bias towards natural resources and emerging markets. During the six-month period ended April 30, 2011, developed markets outperformed emerging markets. Although the broad European sector remained weak, the Portfolio’s increased exposure to Germany proved beneficial. As noted previously, the catastrophe in Japan, turmoil in the Middle East, and Eurozone concerns have also impacted the international markets. During the period, the New Century International Portfolio increased by 11.39%, while the international markets, as measured by the MSCI EAFE Index, increased by 12.71%.

The New Century Alternative Strategies Portfolio maintained diversified positions in nine distinct investment categories. The Portfolio increased net equities exposure by replacing managers within the long/short equity category. The New Century Alternative Strategies Portfolio increased 8.63% during the period, as compared to the Barclays Capital Intermediate Government/Credit Index, which declined 0.47% and the S&P 500® Composite Index which gained 16.36%. As of April 29, 2011, Morningstar has recategorized the Portfolio to a newly created Multialternative category.

While future performance is always unpredictable, we are confident that New Century’s investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,

Investors should take into consideration the investment objectives, risks, charges and expenses of the New Century Portfolios carefully before investing. The prospectus contains these details and other information and should be read carefully before investing. Principal value of an investment will fluctuate and shares when redeemed may be worth more or less than your original investment. Past performance is not indicative of future results. Portfolio and opinions expressed herein are subject to change.

NEW CENTURY CAPITAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2011 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Holdings

Security Description	% of Net Assets
iShares Dow Jones U.S. Energy Sector Index	7.0%
Amana Trust Income	5.7%
Nuveen Tradewinds Value Opportunities - I Shares	5.5%
Fidelity Capital Appreciation	5.4%
iShares S&P MidCap 400 Value Index	4.8%
iShares S&P SmallCap 600 Growth Index	4.4%
Vanguard 500 Index - Investor Shares	4.4%
iShares S&P SmallCap 600 Value Index	4.0%
iShares MSCI Emerging Markets Index	4.0%
Fidelity Select Utilities Growth	3.7%

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2011 (Unaudited)
INVESTMENT COMPANIES — 99.9%	Shares	Value
Large-Cap Funds — 43.8%
Amana Trust Income	169,617	$5,851,773
American Funds AMCAP - Class A	157,158	3,204,455
Brown Advisory Growth Equity - Institutional Shares (b)	223,214	3,127,232
Fairholme	65,459	2,265,550
Fidelity Capital Appreciation	202,917	5,545,734
iShares Russell 1000 Value Index (a)	28,800	2,028,960
iShares S&P 500 Growth Index (a)	19,900	1,412,303
iShares S&P 500 Index (a)	17,350	2,375,215
iShares S&P 500 Value Index (a)	44,300	2,874,184
Morgan Stanley Institutional Fund, Inc. - Opportunity Portfolio - Class P (b)	138,408	2,329,412
Nuveen Tradewinds Value Opportunities - I Shares	151,550	5,598,263
Putnam Equity Income - Class Y	62,073	1,034,761
Vanguard 500 Index - Investor Shares	35,599	4,475,484
Wells Fargo Advantage Growth - Administrator Class (b)	71,942	2,830,935
		44,954,261
International Funds — 17.1%
First Eagle Global - Class A	65,139	3,230,262
Harding, Loevner International Equity - Institutional Class	205,871	3,372,166
iShares MSCI EAFE Index (a)	40,200	2,551,092
iShares MSCI EAFE Value Index (a)	39,000	2,184,000
iShares MSCI Emerging Markets Index (a)	82,700	4,135,000
Oppenheimer Developing Markets - Class Y Shares	54,863	2,032,667
		17,505,187
Sector Funds — 16.2%
Fidelity Select Utilities Growth	72,642	3,798,444
iShares Dow Jones U.S. Energy Sector Index (a)	156,200	7,186,762
iShares S&P North American Natural Resources Index (a)	31,800	1,498,734
PowerShares Dynamic Biotechnology & Genome (a) (b)	58,600	1,358,348
PowerShares Dynamic Pharmaceuticals (a)	59,300	1,552,474
SPDR Gold Trust (a) (b) (c)	8,000	1,218,880
		16,613,642
Mid-Cap Funds — 12.8%
iShares S&P MidCap 400 Growth Index (a)	18,000	2,051,640
iShares S&P MidCap 400 Value Index (a)	55,800	4,902,588
Ivy Mid Cap Growth - Class I Shares (b)	169,223	3,313,379
Janus Global Select - T Shares	119,060	1,475,153
SPDR S&P MidCap 400 ETF Trust (a)	7,200	1,329,192
		13,071,952
Small-Cap Funds — 10.0%
Buffalo Small Cap (b)	58,330	1,658,309
iShares S&P SmallCap 600 Growth Index (a)	54,600	4,486,482
iShares S&P SmallCap 600 Value Index (a)	53,700	4,136,511
		10,281,302

Total Investment Companies (Cost $74,060,009)		$102,426,344

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.2%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.10% (d) (Cost $228,212)	228,212	$228,212

Total Investments at Value — 100.1% (Cost $74,288,221)		$102,654,556

Liabilities in Excess of Other Assets — (0.1%)		(99,644)

Net Assets — 100.0%		$102,554,912

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2011.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO PORTFOLIO INFORMATION April 30, 2011 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Holdings

Security Description	% of Net Assets
Templeton Global Bond - Class A	8.9%
Loomis Sayles Bond - Institutional Class	8.3%
iShares S&P 500 Index	6.5%
First Eagle Global - Class A	6.3%
SPDR S&P MidCap 400 ETF Trust	6.2%
iShares Dow Jones U.S. Energy Sector Index	5.8%
American Funds AMCAP - Class A	5.0%
Loomis Sayles Institutional High Income	4.3%
Dodge & Cox Income	3.8%
iShares S&P SmallCap 600 Growth Index	3.6%

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2011 (Unaudited)
INVESTMENT COMPANIES — 98.7%	Shares	Value
Sector Funds — 19.9%
Consumer Staples Select Sector SPDR (a)	54,000	$1,702,080
Fidelity Select Utilities Growth	47,514	2,484,495
iShares Dow Jones U.S. Energy Sector Index (a)	89,100	4,099,491
iShares S&P North American Natural Resources Index (a)	31,800	1,498,734
PowerShares Dynamic Biotechnology & Genome (a) (b)	36,900	855,342
PowerShares Dynamic Food & Beverage (a)	78,000	1,542,840
PowerShares Dynamic Pharmaceuticals (a)	40,100	1,049,818
SPDR Gold Trust (a) (b) (c)	5,300	807,508
		14,040,308
Large-Cap Funds — 15.7%
American Funds AMCAP - Class A	172,395	3,515,137
iShares Russell 1000 Growth Index (a)	19,600	1,224,020
iShares Russell 1000 Value Index (a)	20,300	1,430,135
iShares S&P 500 Index (a)	33,400	4,572,460
Wells Fargo Advantage Growth - Investor Class (b)	9,573	359,749
		11,101,501
Government/Corporate Bond Funds — 14.3%
Loomis Sayles Bond - Institutional Class	389,183	5,833,860
PIMCO Unconstrained Bond - Institutional Class	90,226	1,007,828
ProShares UltraShort 20+ Year Treasury (a) (b)	31,600	1,126,540
Rydex Inverse Government Long Bond Strategy - Investor Class (b)	77,534	988,553
Vanguard Intermediate-Term Investment-Grade - Admiral Shares	118,007	1,175,352
		10,132,133
International Funds — 12.6%
First Eagle Global - Class A	89,251	4,425,979
Harding, Loevner International Equity - Institutional Class	130,819	2,142,810
iShares MSCI EAFE Index (a)	37,300	2,367,058
		8,935,847
Worldwide Bond Funds — 11.2%
Loomis Sayles Global Bond - Institutional Class	92,229	1,598,334
Templeton Global Bond - Class A	446,320	6,279,725
		7,878,059
Mid-Cap Funds — 7.3%
iShares S&P MidCap 400 Value Index (a)	9,000	790,740
SPDR S&P MidCap 400 ETF Trust (a)	23,580	4,353,104
		5,143,844
Small-Cap Funds — 5.9%
iShares S&P SmallCap 600 Growth Index (a)	30,800	2,530,836
iShares S&P SmallCap 600 Value Index (a)	21,300	1,640,739
		4,171,575
High Quality Bond Funds — 5.5%
Calvert Social Investment - Class I	76,602	1,202,649
Dodge & Cox Income	200,170	2,688,287
		3,890,936
High Yield Bond Funds — 4.3%
Loomis Sayles Institutional High Income	374,561	3,033,946

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
INVESTMENT COMPANIES — 98.7% (Continued)	Shares	Value
Convertible Bond Funds — 2.0%
Calamos Convertible - Class I	72,025	$1,421,778

Total Investment Companies (Cost $54,325,387)		$69,749,927

MONEY MARKET FUNDS — 1.4%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.10% (d) (Cost $999,543)	999,543	$999,543

Total Investments at Value — 100.1% (Cost $55,324,930)		$70,749,470

Liabilities in Excess of Other Assets — (0.1%)		(69,323)

Net Assets — 100.0%		$70,680,147

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2011.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO PORTFOLIO INFORMATION April 30, 2011 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Holdings

Security Description	% of Net Assets
iShares S&P 500 Growth Index	13.6%
iShares MSCI Emerging Markets Index	9.6%
Wells Fargo Advantage Growth - Administrator Class	9.5%
SPDR S&P MidCap 400 ETF Trust	8.6%
iShares S&P North American Natural Resources Index	7.7%
Technology Select Sector SPDR	7.5%
iShares S&P 500 Value Index	7.0%
Gabelli Small Cap Growth - Class I	4.4%
PowerShares Dynamic Biotechnology & Genome	4.0%
iShares Dow Jones U.S. Energy Sector Index	4.0%

NEW CENTURY OPPORTUNISTIC PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2011 (Unaudited)
INVESTMENT COMPANIES — 96.7%	Shares	Value
Large-Cap Funds — 33.6%
iShares S&P 500 Growth Index (a)	29,200	$2,072,324
iShares S&P 500 Value Index (a)	16,500	1,070,520
Vanguard Growth ETF (a)	8,000	530,320
Wells Fargo Advantage Growth - Administrator Class (b)	36,852	1,450,120
		5,123,284
Sector Funds — 26.8%
iShares Dow Jones U.S. Energy Sector Index (a)	13,200	607,332
iShares S&P North American Natural Resources Index (a)	24,900	1,173,537
PowerShares Dynamic Biotechnology & Genome (a) (b)	26,500	614,270
PowerShares Dynamic Pharmaceuticals (a)	14,700	384,846
SPDR Gold Trust (a) (b) (c)	1,000	152,360
Technology Select Sector SPDR (a)	42,800	1,144,900
		4,077,245
International Funds — 16.6%
iShares MSCI Emerging Markets Index (a)	29,300	1,465,000
Janus Overseas - T Shares	9,007	458,721
Oppenheimer Developing Markets - Class Y Shares	16,300	603,912
		2,527,633
Mid-Cap Funds — 12.6%
Meridian Growth	12,517	606,196
SPDR S&P MidCap 400 ETF Trust (a)	7,102	1,311,100
		1,917,296
Small-Cap Funds — 7.1%
Gabelli Small Cap Growth - Class I (b)	17,916	666,655
iShares S&P SmallCap 600 Growth Index (a)	5,100	419,067
		1,085,722

Total Investment Companies (Cost $10,786,120)		$14,731,180

MONEY MARKET FUNDS — 3.4%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.10% (d) (Cost $518,166)	518,166	$518,166

Total Investments at Value — 100.1% (Cost $11,304,286)		$15,249,346

Liabilities in Excess of Other Assets — (0.1%)		(13,500)

Net Assets — 100.0%		$15,235,846

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2011.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2011 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Holdings

Security Description	% of Net Assets
Fidelity Canada	6.8%
iShares MSCI Germany Index	6.7%
iShares S&P Latin America 40 Index	6.2%
iShares MSCI Canada Index	5.5%
Janus Overseas - T Shares	5.2%
iShares S&P Global Energy Sector Index	4.9%
iShares FTSE/Xinhua China 25 Index	4.6%
Harding, Loevner International Equity - Institutional Class	4.5%
Matthews Pacific Tiger - Class I	4.4%
Vanguard Emerging Markets Stock Index	4.0%

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2011 (Unaudited)
INVESTMENT COMPANIES — 98.2%	Shares	Value
Diversified Funds — 27.3%
Columbia Acorn International Select - Class A	57,784	$1,754,910
Harding, Loevner International Equity - Institutional Class	209,791	3,436,372
iShares MSCI EAFE Growth Index (a)	20,200	1,340,068
iShares MSCI EAFE Index (a)	17,500	1,110,550
iShares MSCI EAFE Value Index (a)	21,600	1,209,600
iShares S&P Global Energy Sector Index (a)	82,100	3,728,161
iShares S&P Global Infrastructure Index (a)	26,200	1,016,298
iShares S&P Global Materials Index (a)	19,100	1,492,856
Janus Overseas - T Shares	78,191	3,982,253
Templeton Institutional Funds - Foreign Smaller Companies Series	99,054	1,886,986
		20,958,054
Europe Funds — 23.2%
Franklin Mutual European - Class A	113,643	2,576,290
iShares MSCI Germany Index (a)	178,100	5,125,718
iShares MSCI Sweden Index (a)	58,000	2,071,180
iShares MSCI Switzerland Index (a)	105,600	2,940,960
iShares MSCI United Kingdom Index (a)	156,546	2,991,594
Vanguard European Stock ETF (a)	37,100	2,089,843
		17,795,585
Americas Funds — 22.4%
Fidelity Canada	82,373	5,215,850
iShares MSCI Canada Index (a)	126,000	4,246,200
iShares MSCI Mexico Investable Market Index (a)	47,300	3,041,863
iShares S&P Latin America 40 Index (a)	87,300	4,729,041
		17,232,954
Asia/Pacific Funds — 19.1%
Fidelity Japan	157,443	1,684,637
iShares FTSE/Xinhua China 25 Index (a)	78,500	3,548,985
iShares MSCI Australia Index (a)	105,800	2,990,966
iShares MSCI Japan Index (a)	45,500	479,115
iShares MSCI Pacific ex-Japan Index (a)	49,700	2,512,832
Matthews Pacific Tiger - Class I	140,613	3,415,498
		14,632,033
Emerging Markets Funds — 6.2%
iShares MSCI Emerging Markets Index (a)	34,000	1,700,000
Vanguard Emerging Markets Stock Index	61,000	3,085,380
		4,785,380

Total Investment Companies (Cost $45,062,494)		$75,404,006

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.9%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.10% (b) (Cost $1,477,392)	1,477,392	$1,477,392

Total Investments at Value — 100.1% (Cost $46,539,886)		$76,881,398

Liabilities in Excess of Other Assets — (0.1%)		(113,553)

Net Assets — 100.0%		$76,767,845

(a)	Exchange-traded fund.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2011.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO PORTFOLIO INFORMATION April 30, 2011 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Holdings

Security Description	% of Net Assets
Merger	5.5%
FPA Crescent	5.4%
Calamos Market Neutral Income - Class A	5.4%
First Eagle Global - Class A	5.4%
BlackRock Global Allocation - Class A	4.5%
Arbitrage - Class I	4.1%
Wasatch-1st Source Long/Short	4.1%
Marketfield	3.7%
Templeton Global Bond - Class A	3.5%
TFS Market Neutral	3.4%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2011 (Unaudited)
INVESTMENT COMPANIES — 97.2%	Shares	Value
Global Macro Funds — 16.3%
BlackRock Global Allocation - Class A	283,101	$5,874,350
First Eagle Global - Class A	140,760	6,980,310
Ivy Asset Strategy - Class A	163,009	4,409,394
Mutual Global Discovery - Class Z	122,525	3,880,365
		21,144,419
Asset Allocation Funds — 15.7%
Berwyn Income	264,039	3,596,210
Calamos Strategic Total Return (d)	220,000	2,191,200
FPA Crescent	246,096	7,065,407
Greenspring	78,855	1,976,118
Leuthold Core Investment	106,404	1,955,704
Oakmark Equity and Income - Class I	124,461	3,692,767
		20,477,406
Arbitrage Funds — 15.0%
Arbitrage - Class I	413,421	5,357,943
Calamos Market Neutral Income - Class A	567,856	7,001,669
Merger (b)	441,343	7,171,825
		19,531,437
Long/Short Equity Funds — 14.7%
CGM Focus (b)	54,778	1,836,165
Marketfield	340,150	4,789,305
Schwab Hedged Equity - Select Shares (b)	169,449	2,772,188
TFS Market Neutral (b)	283,803	4,415,977
Wasatch-1st Source Long/Short	383,230	5,273,244
		19,086,879
Natural Resources Funds — 8.9%
Highbridge Dynamic Commodities Strategy - Select Class (b)	59,091	1,330,136
PIMCO Commodity Real Return Strategy - Class A	263,473	2,645,264
PowerShares Water Resources Portfolio (a)	69,000	1,395,870
RS Global Natural Resources - Class A (b)	38,866	1,616,820
SPDR Gold Trust (a) (b) (c)	10,500	1,599,780
SteelPath MLP Select 40 - Institutional Class (b)	136,636	1,561,751
Vanguard Precious Metals and Mining - Investor Shares	51,169	1,432,209
		11,581,830
High Yield/Fixed Income Funds — 8.3%
Eaton Vance Global Macro Absolute Return - I Shares	9,913	101,603
Forward Long/Short Credit Analysis - Institutional Class	336,486	2,634,683
Loomis Sayles Institutional High Income	204,929	1,659,922
Nuveen Multi-Strategy Income & Growth 2 (d)	200,000	1,840,000
Templeton Global Bond - Class A	320,493	4,509,334
		10,745,542
Real Estate Funds — 7.4%
ING Global Real Estate - Class I	166,513	2,912,307
Invesco Real Estate - Class A	148,556	3,540,085
Third Avenue Real Estate Value	130,460	3,222,350
		9,674,742

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
INVESTMENT COMPANIES — 97.2% (Continued)	Shares	Value
Deep Value/Distressed Securities Funds — 7.3%
Fairholme	110,065	$3,809,344
Royce Value Trust, Inc. (d)	149,803	2,374,377
Third Avenue Value	60,401	3,273,728
		9,457,449
Option Hedged Funds — 3.6%
Eaton Vance Tax-Managed Buy-Write Income (d)	50,000	682,500
Gateway - Class A	149,952	4,044,206
		4,726,706

Total Investment Companies (Cost $106,099,107)		$126,426,410

STRUCTURED NOTES — 2.3%	Par Value	Value
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note, due 04/05/2012 (b)	$1,000,000	$1,066,300
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note, due 05/05/2011 (b)	1,250,000	1,900,000

Total Structured Notes (Cost $2,250,000)		$2,966,300

MONEY MARKET FUNDS — 0.5%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.10% (e) (Cost $608,172)	608,172	$608,172

Total Investments at Value — 100.0% (Cost $108,957,279)		$130,000,882

Other Assets in Excess of Liabilities — 0.0%		28,398

Net Assets — 100.0%		$130,029,280

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2011.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2011 (Unaudited)
	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
ASSETS
Investments in securities:
At acquisition cost	$74,288,221	$55,324,930	$11,304,286	$46,539,886	$108,957,279
At value (Note 1A)	$102,654,556	$70,749,470	$15,249,346	$76,881,398	$130,000,882
Dividends receivable	94	6,314	49	108	463
Receivable for investment securities sold	—	—	—	—	50,000
Receivable for capital shares sold	1,173	2,175	—	3,635	290,390
Other assets	11,003	8,098	2,989	8,737	14,766
TOTAL ASSETS	102,666,826	70,766,057	15,252,384	76,893,878	130,356,501

LIABILITIES
Payable for investment securities purchased	—	1,788	—	—	367
Payable for capital shares redeemed	—	—	—	40,000	224,145
Payable to Advisor (Note 2)	84,896	58,414	8,097	63,269	82,079
Payable to Distributor (Note 3)	18,500	14,768	3,062	15,100	8,119
Other accrued expenses	8,518	10,940	5,379	7,664	12,511
TOTAL LIABILITIES	111,914	85,910	16,538	126,033	327,221

NET ASSETS	$102,554,912	$70,680,147	$15,235,846	$76,767,845	$130,029,280

Net assets consist of:
Paid-in capital	$75,439,414	$58,878,040	$13,176,999	$53,535,325	$122,085,463
Accumulated undistributed net investment income (loss)	(27,736)	34,170	(18,678)	180,123	(71,331)
Accumulated net realized losses on investments	(1,223,101)	(3,656,603)	(1,867,535)	(7,289,115)	(13,028,455)
Net unrealized appreciation on investments	28,366,335	15,424,540	3,945,060	30,341,512	21,043,603
Net assets	$102,554,912	$70,680,147	$15,235,846	$76,767,845	$130,029,280

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,730,782	4,847,356	1,388,996	4,769,142	10,208,146

Net asset value, offering price and redemption price per share (a)	$17.90	$14.58	$10.97	$16.10	$12.74

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2011 (Unaudited)
	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
INVESTMENT INCOME
Dividends	$658,267	$1,082,520	$81,737	$633,800	$1,691,370

EXPENSES
Investment advisory fees (Note 2)	487,364	331,456	66,944	356,487	498,938
Distribution costs (Note 3)	103,254	65,849	16,736	83,845	112,416
Accounting fees	19,863	18,361	15,670	18,570	21,601
Administration fees (Note 2)	16,892	12,404	4,979	13,457	21,808
Legal and audit fees	14,589	10,745	4,363	11,242	18,249
Transfer agent fees	10,500	10,500	10,500	10,500	10,500
Trustees’ fees (Note 2)	12,321	8,394	1,750	9,071	16,463
Custody and bank service fees	8,314	6,553	2,078	6,975	14,001
Postage & supplies	3,837	2,368	1,476	2,708	4,258
Insurance expense	4,161	3,014	541	3,871	6,564
Other expenses	4,908	11,453	3,209	4,370	7,316
Total expenses	686,003	481,097	128,246	521,096	732,114
Less fees waived by the Advisor (Note 2)	—	—	(27,831)	—	—
Net expenses	686,003	481,097	100,415	521,096	732,114

NET INVESTMENT INCOME (LOSS)	(27,736)	601,423	(18,678)	112,704	959,256

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments	6,253,875	179,317	337,478	385,543	410,532
Capital gain distributions from regulated investment companies	144,757	204,254	—	67,758	1,119,387
Net change in unrealized appreciation (depreciation) on investments	8,265,648	6,539,582	1,603,048	7,275,261	8,570,229

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	14,664,280	6,923,153	1,940,526	7,728,562	10,100,148

NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,636,544	$7,524,576	$1,921,848	$7,841,266	$11,059,404

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century Capital Portfolio		New Century Balanced Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
FROM OPERATIONS
Net investment income (loss)	$(27,736)	$(174,563)	$601,423	$751,710
Net realized gains (losses) from security transactions	6,253,875	3,033,894	179,317	(164,389)
Capital gain distributions from regulated investment companies	144,757	—	204,254	74,671
Net change in unrealized appreciation (depreciation) on investments	8,265,648	10,720,948	6,539,582	6,637,608
Net increase in net assets from operations	14,636,544	13,580,279	7,524,576	7,299,600

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	—	(197,554)	(941,153)	(803,247)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,897,003	5,779,440	1,577,929	2,950,046
Proceeds from redemption fees collected (Note 1B)	—	200	179	—
Net asset value of shares issued in reinvestment of distributions to shareholders	—	187,117	901,552	760,047
Payments for shares redeemed	(8,244,692)	(11,083,722)	(3,262,581)	(6,904,364)
Net decrease in net assets from capital share transactions	(5,347,689)	(5,116,965)	(782,921)	(3,194,271)

TOTAL INCREASE IN NET ASSETS	9,288,855	8,265,760	5,800,502	3,302,082

NET ASSETS
Beginning of period	93,266,057	85,000,297	64,879,645	61,577,563
End of period	$102,554,912	$93,266,057	$70,680,147	$64,879,645

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(27,736)	$—	$34,170	$248,983

CAPITAL SHARE ACTIVITY
Shares sold	174,762	395,919	114,229	233,988
Shares reinvested	—	13,094	66,437	61,493
Shares redeemed	(496,124)	(769,439)	(239,936)	(550,071)
Net decrease in shares outstanding	(321,362)	(360,426)	(59,270)	(254,590)
Shares outstanding, beginning of period	6,052,144	6,412,570	4,906,626	5,161,216
Shares outstanding, end of period	5,730,782	6,052,144	4,847,356	4,906,626

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century Opportunistic Portfolio		New Century International Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
FROM OPERATIONS
Net investment income (loss)	$(18,678)	$(27,497)	$112,704	$499,160
Net realized gains from security transactions	337,478	152,638	385,543	1,760,915
Capital gain distributions from regulated investment companies	—	—	67,758	19,724
Net change in unrealized appreciation (depreciation) on investments	1,603,048	1,904,138	7,275,261	8,838,385
Net increase in net assets from operations	1,921,848	2,029,279	7,841,266	11,118,184

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	—	(12,365)	(374,706)	(552,322)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,004,054	583,154	3,787,674	10,170,127
Proceeds from redemption fees collected (Note 1B)	39	30	1,213	1,845
Net asset value of shares issued in reinvestment of distributions to shareholders	—	12,244	370,045	382,969
Payments for shares redeemed	(403,138)	(2,215,304)	(3,805,070)	(41,622,845)
Net increase (decrease) in net assets from capital share transactions	1,600,955	(1,619,876)	353,862	(31,067,904)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,522,803	397,038	7,820,422	(20,502,042)

NET ASSETS
Beginning of period	11,713,043	11,316,005	68,947,423	89,449,465
End of period	$15,235,846	$11,713,043	$76,767,845	$68,947,423

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(18,678)	$—	$180,123	$374,367

CAPITAL SHARE ACTIVITY
Shares sold	194,137	66,432	251,201	758,982
Shares reinvested	—	1,417	24,653	28,601
Shares redeemed	(39,265)	(253,593)	(252,089)	(3,087,044)
Net increase (decrease) in shares outstanding	154,872	(185,744)	23,765	(2,299,461)
Shares outstanding, beginning of period	1,234,124	1,419,868	4,745,377	7,044,838
Shares outstanding, end of period	1,388,996	1,234,124	4,769,142	4,745,377

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century Alternative Strategies Portfolio
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
FROM OPERATIONS
Net investment income	$959,256	$1,009,441
Net realized gains (losses) from security transactions	410,532	(1,902,489)
Capital gain distributions from regulated investment companies	1,119,387	240,236
Net change in unrealized appreciation (depreciation) on investments	8,570,229	11,305,025
Net increase in net assets from operations	11,059,404	10,652,213

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(1,655,004)	(1,815,992)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,580,993	24,105,776
Proceeds from redemption fees collected (Note 1B)	618	905
Net asset value of shares issued in reinvestment of distributions to shareholders	1,628,407	1,776,809
Payments for shares redeemed	(22,872,308)	(38,600,474)
Net decrease in net assets from capital share transactions	(14,662,290)	(12,716,984)

TOTAL DECREASE IN NET ASSETS	(5,257,890)	(3,880,763)

NET ASSETS
Beginning of period	135,287,170	139,167,933
End of period	$130,029,280	$135,287,170

ACCUMULATED UNDISTRIBUTED NET INVESTMENT LOSS	$(71,331)	$—

CAPITAL SHARE ACTIVITY
Shares sold	537,950	2,110,966
Shares reinvested	134,357	156,547
Shares redeemed	(1,861,154)	(3,402,098)
Net decrease in shares outstanding	(1,188,847)	(1,134,585)
Shares outstanding, beginning of period	11,396,993	12,531,578
Shares outstanding, end of period	10,208,146	11,396,993

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2011 (Unaudited)		Years Ended October 31,
			2010	2009	2008	2007		2006
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.41		$13.26	$11.76	$20.68	$17.23		$15.04

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.03)	0.03	0.02	(0.06)		(0.08)
Net realized and unrealized gains (losses) on investments	2.49		2.21	1.50	(7.94)	3.51		2.27
Total from investment operations	2.49		2.18	1.53	(7.92)	3.45		2.19

Less distributions:
Distributions from net investment income	—		(0.03)	(0.03)	(0.14)	—		—
Distributions from net realized gains	—		—	—	(0.86)	—		—
Total distributions	—		(0.03)	(0.03)	(1.00)	—		—

Proceeds from redemption fees collected	—		0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)	—

Net asset value, end of period	$17.90		$15.41	$13.26	$11.76	$20.68		$17.23

TOTAL RETURN (b)	16.16%	(c)	16.47%	13.05%	(40.06% )	20.02%		14.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$102,555		$93,266	$85,000	$84,119	$144,228		$123,888

Ratio of expenses to average net assets (d)	1.41%	(f)	1.40%	1.41%	1.29%	1.25%		1.27%

Ratio of net investment income (loss) to average net assets (d) (e)	(0.06%	)(f)	(0.20% )	0.27%	0.08%	(0.32%	)	(0.47%	)

Portfolio turnover	17%	(c)	10%	4%	27%	21%		12%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2011 (Unaudited)		Years Ended October 31,
			2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.22		$11.93	$10.54	$16.13	$14.57	$13.15

Income (loss) from investment operations:
Net investment income	0.13		0.15	0.22	0.25	0.19	0.17
Net realized and unrealized gains (losses) on investments	1.43		1.30	1.39	(4.69)	1.56	1.44
Total from investment operations	1.56		1.45	1.61	(4.44)	1.75	1.61

Less distributions:
Distributions from net investment income	(0.20)		(0.16)	(0.22)	(0.30)	(0.19)	(0.19)
Distributions from net realized gains	—		—	—	(0.85)	—	—
Total distributions	(0.20)		(0.16)	(0.22)	(1.15)	(0.19)	(0.19)

Proceeds from redemption fees collected	0.00	(a)	—	—	0.00 (a)	0.00 (a)	—

Net asset value, end of period	$14.58		$13.22	$11.93	$10.54	$16.13	$14.57

TOTAL RETURN (b)	11.89%	(c)	12.23%	15.57%	(29.46% )	12.09%	12.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$70,680		$64,880	$61,578	$62,423	$95,052	$85,799

Ratio of expenses to average net assets (d)	1.45%	(f)	1.44%	1.45%	1.38%	1.35%	1.38%

Ratio of net investment income to average net assets (d) (e)	1.81%	(f)	1.20%	2.07%	1.71%	1.21%	1.20%

Portfolio turnover	8%	(c)	7%	13%	22%	28%	22%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2011 (Unaudited)		Years Ended October 31,
			2010		2009		2008	2007		2006
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.49		$7.97		$7.08		$11.78	$9.45		$8.72

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.02)		0.01		(0.05)	(0.05)		(0.08)
Net realized and unrealized gains (losses) on investments	1.49		1.55		0.88		(4.26)	2.38		0.81
Total from investment operations	1.48		1.53		0.89		(4.31)	2.33		0.73

Less distributions:
Distributions from net investment income	—		(0.01)		—		(0.05)	—		—
Distributions from net realized gains	—		—		—		(0.34)	—		—
Total distributions	—		(0.01)		—		(0.39)	—		—

Proceeds from redemption fees collected	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)	—		—

Net asset value, end of period	$10.97		$9.49		$7.97		$7.08	$11.78		$9.45

TOTAL RETURN (b)	15.60%	(c)	19.19%		12.57%		(37.74% )	24.66%		8.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$15,236		$11,713		$11,316		$10,587	$14,935		$11,949

Ratios of expenses to average net assets:
Before expense reimbursement and waived fees (d)	1.91%	(f)	2.03%		2.08%		1.79%	1.88%		2.00%
After expense reimbursement and waived fees (d)	1.50%	(f)	1.50%		1.50%		1.50%	1.50%		1.50%

Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and waived fees (d) (e)	(0.69%	)(f)	(0.77%	)	(0.47%	)	(0.89% )	(0.88%	)	(1.39%	)
After expense reimbursement and waived fees (d) (e)	(0.28%	)(f)	(0.24%	)	0.11%		(0.60% )	(0.50%	)	(0.89%	)

Portfolio turnover	13%	(c)	7%		10%		56%	47%		49%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2011 (Unaudited)		Years Ended October 31,
			2010	2009	2008	2007		2006
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.53		$12.70	$10.08	$20.06	$15.06		$12.12

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.09	0.13	0.28	0.03		(0.06)
Net realized and unrealized gains (losses) on investments	1.63		1.82	2.61	(9.47)	5.61		3.12
Total from investment operations	1.65		1.91	2.74	(9.19)	5.64		3.06

Less distributions:
Distributions from net investment income	(0.08)		(0.08)	(0.12)	(0.33)	(0.06)		—
Distributions from net realized gains	—		—	—	(0.46)	(0.58)		(0.12)
Total distributions	(0.08)		(0.08)	(0.12)	(0.79)	(0.64)		(0.12)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00	(a)

Net asset value, end of period	$16.10		$14.53	$12.70	$10.08	$20.06		$15.06

TOTAL RETURN (b)	11.39%	(c)	15.07%	27.45%	(47.52% )	38.62%		25.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$76,768		$68,947	$89,449	$76,234	$147,416		$102,945

Ratios of expenses to average net assets (d)	1.46%	(f)	1.45%	1.44%	1.29% (g)	1.35%	(g)	1.50%	(g)

Ratios of net investment income (loss) to average net assets (d) (e)	0.32%	(f)	0.57%	1.23%	1.66% (g)	0.11%	(g)	(0.46%	)(g)

Portfolio turnover	2%	(c)	4%	11%	34%	10%		22%

(a)	Amount runds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(f)	Annualized.
(g)
Absent the recoupment of fees previously waived and expenses reimbursed by the Advisor, the ratios of expenses to average net assets would have been 1.28%, 1.32% and 1.41% and the ratios of net investment income (loss) to average net assets would have been 1.68%, 0.14% and (0.37%) for the years ended October 31, 2008, 2007 and 2006, respectively (Note 2).

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2011 (Unaudited)		Years Ended October 31,
			2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.87		$11.11	$10.14	$13.93	$13.03	$11.99

Income (loss) from investment operations:
Net investment income	0.08		0.08	0.14	0.27	0.18	0.21
Net realized and unrealized gains (losses) on investments	0.94		0.83	1.15	(3.39)	1.34	1.23
Total from investment operations	1.02		0.91	1.29	(3.12)	1.52	1.44

Less distributions:
Distributions from net investment income	(0.15)		(0.15)	(0.32)	(0.36)	(0.32)	(0.33)
Distributions from net realized gains	—		—	—	(0.31)	(0.30)	(0.07)
Total distributions	(0.15)		(0.15)	(0.32)	(0.67)	(0.62)	(0.40)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	—

Net asset value, end of period	$12.74		$11.87	$11.11	$10.14	$13.93	$13.03

TOTAL RETURN (b)	8.63%	(c)	8.21%	13.16%	(23.44% )	12.09%	12.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$130,029		$135,287	$139,168	$136,999	$128,117	$97,811

Ratio of expenses to average net assets (d)	1.10%	(f)	1.10%	1.06%	1.00%	1.06%	1.08%

Ratio of net investment income to average net assets (d) (e)	1.44%	(f)	0.74%	1.46%	1.46%	1.07%	1.43%

Portfolio turnover	13%	(c)	22%	27%	17%	8%	12%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS April 30, 2011 (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios (“New Century”) is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios”). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the “Advisor”), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment advisor to each Portfolio. Weston Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities (domestic and foreign), or in a composite of such securities. This Portfolio maintains at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or other securities that are selected by those investment companies to achieve growth.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Investment Valuation

Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Portfolio’s investments by security type as of April 30, 2011:

New Century Capital Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$102,426,344	$—	$—	$102,426,344
Money Market Funds	228,212	—	—	228,212
Total	$102,654,556	$—	$—	$102,654,556

New Century Balanced Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$69,749,927	$—	$—	$69,749,927
Money Market Funds	999,543	—	—	999,543
Total	$70,749,470	$—	$—	$70,749,470

New Century Opportunistic Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$14,731,180	$—	$—	$14,731,180
Money Market Funds	518,166	—	—	518,166
Total	$15,249,346	$—	$—	$15,249,346

New Century International Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$75,404,006	$—	$—	$75,404,006
Money Market Funds	1,477,392	—	—	1,477,392
Total	$76,881,398	$—	$—	$76,881,398

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

New Century Alternative Strategies Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$126,426,410	$—	$—	$126,426,410
Structured Notes	—	2,966,300	—	2,966,300
Money Market Funds	608,172	—	—	608,172
Total	$127,034,582	$2,966,300	$—	$130,000,882

Refer to each Portfolio’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs. During the six months ended April 30, 2011, the Portfolios did not have any significant transfers in and out of Level 1 or Level 2. In addition, the Portfolios did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended April 30, 2011.

B.	Share Valuation

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. No redemption fee is imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2011 and October 31, 2010, proceeds from redemption fees totaled $0 and $200, respectively, for New Century Capital Portfolio, $179 and $0, respectively, for New Century Balanced Portfolio, $39 and $30, respectively, for New Century Opportunistic Portfolio, $1,213 and $1,845, respectively, for New Century International Portfolio and $618 and $905, respectively, for New Century Alternative Strategies Portfolio. Any redemption fees collected are credited to paid-in capital of the applicable Portfolio.

C.	Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.	Income Recognition

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

E.	Distributions to Shareholders

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually to shareholders of New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the periods ended April 30, 2011 and October 31, 2010 was as follows:

Period Ended	Ordinary Income
New Century Capital Portfolio
April 30, 2011	$—
October 31, 2010	$197,554
New Century Balanced Portfolio
April 30, 2011	$941,153
October 31, 2010	$803,247
New Century Opportunistic Portfolio
April 30, 2011	$—
October 31, 2010	$12,365
New Century International Portfolio
April 30, 2011	$374,706
October 31, 2010	$552,322
New Century Alternative Strategies Portfolio
April 30, 2011	$1,655,004
October 31, 2010	$1,815,992

F.	Cost of Operations

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.	Use of Estimates

In preparing financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

(2)	INVESTMENT ADVISORY FEES, ADMINISTRATIVE AGREEMENT AND TRUSTEES’ FEES

Each Portfolio has a separate Investment Advisory Agreement with the Advisor. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for each Portfolio, except for New Century Alternative Strategies Portfolio, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio are computed at an annualized rate of .75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Advisor has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. The total expenses do not include a Portfolio’s proportionate share of expenses of the underlying investment companies in which such Portfolio invests. This contractual fee waiver is in place until March 1, 2012. Accordingly, for the six months ended April 30, 2011, the Advisor waived $27,831 of advisory fees for New Century Opportunistic Portfolio. No waiver was necessary for New Century Capital, New Century Balanced, New Century International or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio’s current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the six months ended April 30, 2011, the Advisor did not recoup any fee waivers or expense reimbursements from New Century Opportunistic Portfolio. The Advisor has recouped all previous fee waivers and expense reimbursements for New Century Balanced, New Century International and New Century Alternative Strategies Portfolios. No fees have been waived or expenses reimbursed for New Century Capital Portfolio.

As of April 30, 2011, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of New Century Opportunistic Portfolio are $173,897. As of April 30, 2011, the Advisor may recapture a portion of such amounts no later than the dates as stated below:

	October 31, 2011	October 31, 2012	October 31, 2013	April 30, 2014
New Century Opportunistic Portfolio	$22,043	$61,513	$62,510	$27,831

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios’ business are paid monthly based on actual expenses incurred in the overseeing of the Portfolios’ affairs. All expenses incurred overseeing the Portfolios’ affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $16,000 annual retainer, paid quarterly, and a per meeting fee of $4,000. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $4,000 special meeting fee if held independent of a regularly scheduled board meeting. Any trustee who is affiliated with the Advisor does not receive compensation from the Portfolios at this time.

(3)	DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the “Plan”) under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not “interested persons” of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2011, the Distributor received $103,254, $65,849, $16,736, $83,845 and $112,416 from New Century Capital, New Century Balanced, New Century Opportunistic, New Century International and New Century Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

During the six months ended April 30, 2011, the Distributor also received sales commissions and other compensation of $21,038, $17,054, $0, $4,907 and $53,499 in connection with the purchase of investment company shares by New Century Capital, New Century Balanced, New Century Opportunistic, New Century International and New Century Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and Trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

(4)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2011, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Purchase of investment securities	$16,221,618	$5,124,922	$2,867,756	$1,867,740	$16,891,599
Proceeds from sales of investment securities	$18,232,810	$6,397,013	$1,689,136	$1,697,211	$29,082,145

(5)	TAX MATTERS

It is each Portfolio’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the six months ended April 30, 2011, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting:

	Increase in Accumulated Undistributed Net Investment Income (Loss)	Decrease in Accumulated Net Realized Losses on Investments
New Century Balanced Portfolio	$124,917	$(124,917)
New Century International Portfolio	67,758	(67,758)
New Century Alternative Strategies Portfolio	624,417	(624,417)

These reclassifications did not change the net assets of the Portfolios.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

The tax character of accumulated earnings at April 30, 2011 was as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Accumulated undistributed ordinary income (loss)	$(27,736)	$34,170	$(18,678)	$180,123	$(71,331)
Net unrealized appreciation	28,359,520	15,264,500	3,928,617	30,341,512	20,489,460
Capital loss carryforwards	(7,614,919)	(3,773,131)	(2,188,570)	(7,674,658)	(13,301,583)
Other gains	6,398,633	276,568	337,478	385,543	827,271
Total accumulated earnings	$27,115,498	$11,802,107	$2,058,847	$23,232,520	$7,943,817

The following information is based upon the federal income tax cost of investment securities as of April 30, 2011:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Federal income tax cost	$74,295,036	$55,484,970	$11,320,729	$46,539,886	$109,511,422
Gross unrealized appreciation	$28,408,887	$15,928,909	$3,928,617	$30,744,144	$21,768,722
Gross unrealized depreciation	(49,367)	(664,409)	—	(402,632)	(1,279,262)
Net unrealized appreciation	$28,359,520	$15,264,500	$3,928,617	$30,341,512	$20,489,460

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital, New Century Balanced, New Century Opportunistic and New Century Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2010, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Expires October 31,	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
2016	$7,123,295	$3,669,851	$2,188,570	$6,144,756	$1,409,701
2017	491,624	—	—	1,529,902	10,060,859
2018	—	103,280	—	—	1,831,023
	$7,614,919	$3,773,131	$2,188,570	$7,674,658	$13,301,583

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

The Portfolios recognize the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Portfolios’ tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2007 through October 31, 2010) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(6)	CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(7)	NEW PRONOUNCEMENTS

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending October 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Portfolios, if any, will be included in the October 31, 2012 annual report.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Portfolio’s financial statements.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2011 (Unaudited)

(8)	SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIO’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2010) and held for the entire period (April 30, 2011).

The table below illustrates each Portfolio’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Portfolios’ ongoing costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios’ proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIO’S EXPENSES (Unaudited) (Continued)

More information about the Portfolios’ expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios’ prospectus.

New Century Capital Portfolio

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,161.60	$7.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.80	$7.05

*
Expenses are equal to the New Century Capital Portfolio’s annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Balanced Portfolio

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,118.90	$7.62
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.60	$7.25

*
Expenses are equal to the New Century Balanced Portfolio’s annualized expense ratio of 1.45% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Opportunistic Portfolio

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,156.00	$8.02
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.36	$7.50

*
Expenses are equal to the New Century Opportunistic Portfolio’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIO’S EXPENSES (Unaudited) (Continued)

New Century International Portfolio

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,113.90	$7.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.55	$7.30

*
Expenses are equal to the New Century International Portfolio’s annualized expense ratio of 1.46% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Alternative Strategies Portfolio

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,086.30	$5.69
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.34	$5.51

*
Expenses are equal to the New Century Alternative Strategies Portfolio’s annualized expense ratio of 1.10% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

INVESTMENT ADVISOR AND ADMINISTRATOR
Weston Financial Group, Inc.
Wellesley, MA

DISTRIBUTOR
Weston Securities Corporation
Wellesley, MA

COUNSEL
Greenberg Traurig, LLP
Philadelphia, PA

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
Philadelphia, PA

TRANSFER AGENT
Ultimus Fund Solutions, LLC
Cincinnati, OH

CUSTODIAN
US Bank, N.A.
Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

Item 2.   Code of Ethics.

Not required

Item 3.   Audit Committee Financial Expert.

Not required

Item 4.   Principal Accountant Fees and Services.

Not required

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant.  Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders.  Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

Item 11.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President
Date	June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President
Date	June 24, 2011

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer
Date	June 24, 2011

* Print the name and title of each signing officer under his or her signature.